DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Movement In Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax assets - continuing operations	$ 37,702
Tax effect - continuing operations	$ 4,806
Applicable tax rate	(12.50%)	(12.50%)	12.50%
US state credit carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax assets - continuing operations	$ 68
Tax effect - continuing operations	$ 68
Applicable tax rate
Operating Losses Brazil [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax assets - continuing operations	$ (2,100)
Tax effect - continuing operations	$ (714)
Applicable tax rate	34.00%
Operating Losses Ireland [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax assets - continuing operations	$ 39,734
Tax effect - continuing operations	$ 5,452
Operating Losses Ireland [Member] | Bottom of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	12.50%
Operating Losses Ireland [Member] | Top of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%